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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia International Value Master Portfolio

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
AUSTRALIA 4.7%
Australia and New Zealand Banking Group Ltd.	185,271	$5,381,871
Commonwealth Bank of Australia	28,161	1,994,118
Macmahon Holdings Ltd. (a)	4,293,943	467,992
National Australia Bank Ltd.	116,380	3,665,717
Westpac Banking Corp.	69,665	2,085,131
Total		13,594,829
BELGIUM 1.1%
Barco NV	28,192	2,142,145
Delhaize Group SA	18,614	1,084,931
Total		3,227,076
CANADA 0.6%
Cott Corp.	155,533	1,301,811
Eastern Platinum Ltd. (a)	5,124,923	313,510
Total		1,615,321
DENMARK 0.4%
Pandora A/S	22,873	1,186,628
FRANCE 9.0%
AXA SA	225,924	5,920,220
BNP Paribas SA	76,505	5,743,517
CNP Assurances	164,566	3,145,109
Metropole Television SA	48,475	1,057,509
Sanofi	50,057	5,294,482
Total SA	78,050	4,729,496
Total		25,890,333
GERMANY 9.1%
Allianz SE, Registered Shares	34,314	5,961,120
Aurelius AG	33,615	1,306,336
Aurubis AG	43,584	2,571,122
BASF SE	21,107	2,254,265
Continental AG	13,519	2,823,412
Daimler AG, Registered Shares	21,064	1,745,929
Duerr AG	25,082	2,188,029
Freenet AG	114,652	3,255,216
KHD Humboldt Wedag International AG	153,268	1,333,077
Siemens AG, Registered Shares	19,700	2,601,886
Total		26,040,392
HONG KONG 1.7%
Hongkong Land Holdings Ltd.	240,000	1,416,303
K Wah International Holdings Ltd.	2,494,000	1,359,659

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Wharf Holdings Ltd.	248,000	$2,057,224
Total		4,833,186
IRELAND 3.9%
DCC PLC	30,278	1,433,800
Dragon Oil PLC	358,982	3,342,318
Jazz Pharmaceuticals PLC (a)	25,688	3,003,441
Smurfit Kappa Group PLC	145,949	3,470,524
Total		11,250,083
ITALY 2.2%
ENI SpA	131,143	3,155,873
Recordati SpA	231,832	3,291,891
Total		6,447,764
JAPAN 19.6%
Aisin Seiki Co., Ltd.	55,200	2,225,723
Central Japan Railway Co.	23,600	2,840,740
CyberAgent, Inc.	57,248	2,134,478
Daiichikosho Co., Ltd.	78,400	2,300,573
Fuji Heavy Industries Ltd.	138,500	3,925,480
Fuji Machine Manufacturing Co., Ltd.	109,000	916,322
Fuyo General Lease Co., Ltd.	73,000	2,930,691
Hino Motors Ltd.	163,000	2,533,875
Iida Group Holdings Co., Ltd. (a)	89,944	1,809,503
IT Holdings Corp.	182,300	2,762,717
ITOCHU Corp.	248,600	3,140,620
Japan Tobacco, Inc.	59,500	2,012,327
Kanamoto Co., Ltd.	51,000	1,273,794
KDDI Corp.	35,700	2,247,558
Mitsubishi UFJ Financial Group, Inc.	756,431	4,885,422
NAC Co., Ltd.	69,800	1,081,227
Namura Shipbuilding Co., Ltd.	142,000	1,840,964
Nihon M&A Center, Inc.	22,200	1,479,945
NuFlare Technology, Inc.	5,805	722,375
Shinko Plantech Co., Ltd.	96,400	724,142
Sumitomo Mitsui Financial Group, Inc.	129,242	6,430,676
Temp Holdings Co., Ltd.	46,600	1,210,544
Tokyo Gas Co., Ltd.	241,000	1,200,808
TS Tech Co., Ltd.	62,200	2,185,055
Yodogawa Steel Works Ltd.	307,000	1,319,774
Total		56,135,333
NETHERLANDS 4.0%
ING Groep NV-CVA (a)	330,868	4,297,121
Koninklijke Ahold NV	237,804	4,329,919
Koninklijke Philips NV	80,173	2,870,002
Total		11,497,042

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 1.1%
Electromagnetic GeoServices (a)	653,444	$853,220
Kongsberg Automotive Holding ASA (a)	2,884,624	2,396,458
Total		3,249,678
PHILIPPINES 0.2%
Energy Development Corp.	5,420,600	639,559
SINGAPORE 1.6%
DBS Group Holdings Ltd.	331,000	4,532,384
SOUTH KOREA 2.9%
GS Home Shopping, Inc.	8,347	2,228,917
Hyundai Home Shopping Network Corp.	16,745	2,806,556
LG Fashon Corp.	51,640	1,675,488
Youngone Holdings Co., Ltd.	20,745	1,469,407
Total		8,180,368
SPAIN 2.8%
Banco Bilbao Vizcaya Argentaria SA	304,732	3,641,332
Duro Felguera SA	146,713	940,950
Iberdrola SA	535,574	3,411,638
Total		7,993,920
SWEDEN 2.7%
Eniro AB (a)	175,838	998,569
MQ Holding AB	117,031	330,074
Nordea Bank AB	264,937	3,423,115
Saab AB, Class B	150,829	3,106,558
Total		7,858,316
SWITZERLAND 5.0%
Baloise Holding AG, Registered Shares	27,479	3,243,880
Bucher Industries AG, Registered Shares	5,697	1,554,356
Georg Fischer AG, Registered Shares	4,713	3,249,807
Nestlé SA, Registered Shares	15,378	1,123,150
Novartis AG, Registered Shares	17,182	1,358,220
Zurich Insurance Group AG	13,147	3,668,222
Total		14,197,635

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 1.0%
Bangkok Bank PCL, Foreign Registered Shares	243,100	$1,435,462
PTT PCL, Foreign Registered Shares	143,500	1,317,956
Total		2,753,418
UNITED KINGDOM 20.0%
Amarin Corp. PLC, ADR (a)	216,551	394,123
Antofagasta PLC	99,775	1,296,299
Aviva PLC	494,369	3,472,762
Barclays PLC	808,125	3,592,783
BP PLC	596,275	4,702,800
GlaxoSmithKline PLC	214,252	5,674,145
HSBC Holdings PLC	864,170	9,642,346
Intermediate Capital Group PLC	405,423	2,819,422
Lancashire Holdings Ltd.	188,013	2,422,709
Rio Tinto PLC	33,275	1,775,817
Royal Dutch Shell PLC, Class A	48,395	1,619,320
Royal Dutch Shell PLC, Class B	268,432	9,419,399
Vodafone Group PLC	1,569,856	5,825,936
Vodafone Group PLC, ADR	47,772	1,771,864
Xchanging PLC	1,104,998	2,752,844
Total		57,182,569
UNITED STATES 3.9%
Ariad Pharmaceuticals, Inc. (a)	135,358	656,486
CF Industries Holdings, Inc.	6,451	1,402,319
Dynavax Technologies Corp. (a)	397,204	703,051
Gilead Sciences, Inc. (a)	17,909	1,339,772
Infinity Pharmaceuticals, Inc. (a)	65,720	960,169
Insmed, Inc. (a)	49,977	809,628
Keryx Biopharmaceuticals, Inc. (a)	48,125	668,456
NPS Pharmaceuticals, Inc. (a)	21,496	567,709
Pharmacyclics, Inc. (a)	6,821	849,351
Puma Biotechnology, Inc. (a)	14,582	726,038
Stillwater Mining Co. (a)	115,373	1,295,639
Vertex Pharmaceuticals, Inc. (a)	15,984	1,109,609
Total		11,088,227
Total Common Stocks (Cost: $252,315,973)		$279,394,061

	Shares	Value

Exchange-Traded Funds 1.4%
iShares MSCI EAFE ETF	60,681	$4,019,509
Total Exchange-Traded Funds (Cost: $3,997,968)		$4,019,509
Total Investments
(Cost: $256,313,941) (b)		$283,413,570(c)(d)
Other Assets & Liabilities, Net		3,179,557
Net Assets		$286,593,127

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	December 12, 2013	1,283,000 (CAD)	1,228,104 (USD)	20,911	—
Toronto Dominion	December 12, 2013	3,753,000 (CHF)	4,152,008 (USD)	11,068	—
Toronto Dominion	December 12, 2013	536,000 (EUR)	728,700 (USD)	385	—
Toronto Dominion	December 12, 2013	7,904,399,000 (KRW)	7,429,645 (USD)	—	(35,618)
Toronto Dominion	December 12, 2013	51,032,000 (PHP)	1,187,619 (USD)	20,557	—
Toronto Dominion	December 12, 2013	88,497,000 (THB)	2,837,807 (USD)	82,919	—
Toronto Dominion	December 12, 2013	1,110,782 (USD)	1,222,000 (AUD)	880	—
Toronto Dominion	December 12, 2013	7,438,008 (USD)	7,846,000 (AUD)	—	(300,445)
Toronto Dominion	December 12, 2013	16,475,378 (USD)	10,269,000 (GBP)	326,703	—
Toronto Dominion	December 12, 2013	1,185,686 (USD)	4,178,000 (ILS)	360	—
Toronto Dominion	December 12, 2013	737,098 (USD)	4,384,000 (NOK)	—	(21,808)
Toronto Dominion	December 12, 2013	850,335 (USD)	5,196,000 (NOK)	—	(2,560)
Toronto Dominion	December 12, 2013	898,311 (USD)	1,084,000 (NZD)	—	(16,992)
Toronto Dominion	December 12, 2013	889,499 (USD)	1,102,000 (SGD)	—	(11,302)
Total				463,783	(388,725)

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     At November 30, 2013, the cost of securities for federal income tax purposes was approximately $256,314,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$34,767,000
Unrealized Depreciation	(7,667,000)
Net Unrealized Appreciation	$27,100,000

(c)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
*Columbia Short-Term Cash Fund	8,630,043	148,680,307	(157,310,350)	—	2,363	—

* Issuer was not an affiliate for the entire period ended November 30, 2013.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
KRW	Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar

THB	Thailand Baht
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Master Portfolio’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	33,299,759	—	33,299,759
Consumer Staples	1,301,811	8,550,328	—	9,852,139
Energy	—	29,864,522	—	29,864,522
Financials	—	100,474,655	—	100,474,655
Health Care	11,787,834	15,618,738	—	27,406,572
Industrials	—	36,064,486	—	36,064,486
Information Technology	—	8,380,081	—	8,380,081
Materials	3,011,467	12,687,801	—	15,699,268
Telecommunication Services	1,771,863	11,328,710	—	13,100,573
Utilities	—	5,252,006	—	5,252,006
Exchange-Traded Funds	4,019,509	—	—	4,019,509
Total Equity Securities	21,892,484	261,521,086	—	283,413,570
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	463,783	—	463,783
Liabilities
Forward Foreign Currency Exchange Contracts	—	(388,725)	—	(388,725)
Total	21,892,484	261,596,144	—	283,488,628

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Master Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2014